Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles	12 Months Ended
Dec. 31, 2022
Vehicles [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	6 years
Technical equipment and machinery [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	20 years
Minimum [Member] | Property (Right-of-use assets) [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	1 year
Minimum [Member] | Vehicles (Right-of-use assets) [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	1 year
Minimum [Member] | Other equipment, operating and office equipment [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	3 years
Maximum [Member] | Property (Right-of-use assets) [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	10 years
Maximum [Member] | Vehicles (Right-of-use assets) [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	4 years
Maximum [Member] | Other equipment, operating and office equipment [Member]
Accounting policies (Details) - Schedule of estimated useful lives of right-of-use assets for property and vehicles [Line Items]
Estimated useful life in years	14 years